Borrowings - Bootstrap Europe (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Apr. 30, 2019
Borrowings
Variable interest rate						5.50%
Borrowings, interest rate						0.00%
Loan agreement with UniCredit Leasing CZ
Borrowings
Amount outstanding							€ 562,000
Borrowings Derecognised		€ (562,000)
Bootstrap Europe
Borrowings
Percentage of ownership interest pledged as security	100.00%
Financial liabilities	€ 9,400,000
Maximum amount of term loan available to drawdown						€ 25,000,000
Bootstrap Europe - Loan facility tranche one.
Borrowings
Amount outstanding					€ 10,000,000
Maximum amount of term loan available to drawdown						10,000,000
Bootstrap Europe - Loan facility tranche two
Borrowings
Amount outstanding				€ 7,500,000
Maximum amount of term loan available to drawdown						7,500,000
Bootstrap Europe - Loan facility tranche three
Borrowings
Maximum amount of term loan available to drawdown						€ 7,500,000
Expired Undrawn Borrowing Facility			€ 7,500,000